Jan. 28, 2022
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:	RiverSource Life Insurance Co. of New York on behalf of RiverSource of New York Variable Annuity Account Investment Company Act No.811-07623 RiverSource RAVA Apex Variable Annuity
Dear Mr. Cowan:
On behalf of RiverSource of New York Variable Annuity Account (“Registrant”), RiverSource Life Insurance Co. of New York (“Company”) is filing electronically the Registrant’s Initial Registration Statement on Form N-4. The purpose of this filing is to introduce a new variable annuity contract to be sold through the Registrant (“RAVA Apex NY”).
In accordance with SEC Release No. IC-13768 (February 15, 1984), Registrant requests selective review of this Initial Registration Statement because it is substantially similar to Registration Statement on Form N-4, File No. 333-262312/811-07355, filed on or about 01/24/2022 (“RAVA Apex”). RAVA Apex NY contract differs fundamentally from the RAVA Apex contract in the following respects:
•	RAVA Apex NY contract does not offer optional death benefits whereas the RAVA Apex contract offers Enhanced Legacy Benefit and Benefit Protector Death Benefit;
•	Other non-material changes reflecting differences between National and NY products.
If there is anything I can do to expedite review of the enclosed Initial Registration Statement, or if you have any questions regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary